Equity Compensation Plan - Additional Information (Detail) - USD ($)												12 Months Ended
	Dec. 08, 2025	Feb. 21, 2025	Dec. 08, 2024	Apr. 23, 2024	Feb. 21, 2024	Dec. 08, 2023	May 26, 2023	Mar. 24, 2023	Feb. 21, 2023	May 26, 2022	May 26, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Feb. 28, 2024	Aug. 03, 2023	Dec. 31, 2020
Share Based Compensation Arrangement By Share Based Payment Award Options [Line Items]
Share-based compensation arrangement by share-based payment award, equity instruments other than options, grants in period								449,000
Share-based compensation arrangement by share-based payment award, equity instruments other than options, grants in period, weighted average grant date fair value								$ 3.11
Dividends, total												$ 0	$ 0	$ 0
Share-based compensation arrangement by share-based payment award, equity instruments other than options, vested in period, fair value												3,599,860	$ 465,773	$ 0
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Aggregate Intrinsic Value, Outstanding												1.66
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercisable, Number																250,000
Share-based compensation arrangement by share-based payment award, options, exercisable, intrinsic value																$ 747,500
Common Stock [Member]
Share Based Compensation Arrangement By Share Based Payment Award Options [Line Items]
Share-based compensation arrangement by share-based payment award, equity instruments other than options, grants in period						299,000			250,000		250,000
Share-based compensation arrangement by share-based payment award, equity instruments other than options, grants in period, weighted average grant date fair value						$ 3.39			$ 1.47		$ 1.32
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Amount												$ 1,096,710
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition												1 year 10 months 24 days
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage	50.00%	50.00%	50.00%		50.00%		50.00%			50.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate						51.44%			50.20%		46.75%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term						5 years 9 months			5 years 9 months		5 years 9 months
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate						4.17%			4.06%		0.96%
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Date						Dec. 08, 2033			Feb. 21, 2033
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number												125,000	125,000	0
Measurement Input, Option Volatility [Member] | Common Stock [Member]
Share Based Compensation Arrangement By Share Based Payment Award Options [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Exercisable, Weighted Average Remaining Contractual Term						6 years			6 years		6 years
Subsequent Event [Member]
Share Based Compensation Arrangement By Share Based Payment Award Options [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercisable, Number															125,000
Share based compensation arrangement by share based payment award options acquired number															125,000
Share based compensation arrangement by share based payment award options acquired value															$ 356,250
Non Vested Restricted Stock [Member]
Share Based Compensation Arrangement By Share Based Payment Award Options [Line Items]
Share-based compensation arrangement by share-based payment award, equity instruments other than options, grants in period									284,000		343,744	1,566,000		343,744
Share-based compensation arrangement by share-based payment award, equity instruments other than options, grants in period, weighted average grant date fair value									$ 2.85		$ 2.99	$ 4.83		$ 2.99
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage							50.00%			50.00%
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number												1,117,000	171,872	343,744			0
Non Vested Restricted Stock [Member] | Share-Based Payment Arrangement, Employee [Member]
Share Based Compensation Arrangement By Share Based Payment Award Options [Line Items]
Share-based compensation arrangement by share-based payment award, equity instruments other than options, grants in period						833,000
Share-based compensation arrangement by share-based payment award, equity instruments other than options, grants in period, weighted average grant date fair value						$ 6.43
Non Vested Restricted Stock [Member] | Subsequent Event [Member]
Share Based Compensation Arrangement By Share Based Payment Award Options [Line Items]
Share-based compensation arrangement by share-based payment award, equity instruments other than options, grants in period				525,247
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage		50.00%		50.00%	50.00%
Non Vested Restricted Stock [Member] | Subsequent Event [Member] | Share-Based Payment Arrangement, Employee [Member]
Share Based Compensation Arrangement By Share Based Payment Award Options [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage	50.00%		50.00%
Non Vested Restricted Stock [Member] | General and Administrative Expense [Member]
Share Based Compensation Arrangement By Share Based Payment Award Options [Line Items]
Allocated share-based compensation expense, total												$ 317,349	$ 148,280	$ 148,280
Restricted Stock [Member]
Share Based Compensation Arrangement By Share Based Payment Award Options [Line Items]
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Amount												$ 5,392,703
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition												1 year 10 months 24 days
Restricted Stock [Member] | General and Administrative Expense [Member]
Share Based Compensation Arrangement By Share Based Payment Award Options [Line Items]
Allocated share-based compensation expense, total												$ 2,272,057	$ 462,508	$ 462,508
The Plan Member
Share Based Compensation Arrangement By Share Based Payment Award Options [Line Items]
Common stock, reserved percentage												10.00%
The Plan Member | Restricted Stock [Member]
Share Based Compensation Arrangement By Share Based Payment Award Options [Line Items]
Share-based compensation arrangement by share-based payment award, equity instruments other than options, grants in period												2,174,365
2007 Plan [Member] | Common Stock [Member]
Share Based Compensation Arrangement By Share Based Payment Award Options [Line Items]
Share-based compensation arrangement by share-based payment award, equity instruments other than options, grants in period												799,000
2007 Plan [Member] | Restricted Stock [Member]
Share Based Compensation Arrangement By Share Based Payment Award Options [Line Items]
Share-based compensation arrangement by share-based payment award, equity instruments other than options, grants in period												555,479